Financial debt	6 Months Ended
Jun. 30, 2019
Financial debt
Financial debt

5)  Financial debt

The Group has issued bonds during the first six months of 2019:

-	Bond 3.455% 2019-2029 (USD 1,250 million);
-	Bond 1.660% 2019-2026 (GBP 500 million);
-	Bond 0.696% 2019-2028 (EUR 650 million);
-	Bond 1.535% 2019-2039 (EUR 650 million);
-	Bond 0.166% 2019-2029 (CHF 200 million).

The Group reimbursed bonds during the first six months of 2019:

-	Bond 4.875% issued in 2009 and maturing in January 2019 (EUR 1,200 million);
-	Bond 2.125% issued in 2014 and maturing in January 2019 (USD 750 million);
-	Bond 4.125% issued in 2014 and maturing in March 2019 (AUD 150 million);
-	Bond 4.180% issued in 2009 and maturing in June 2019 (HKD 750 million);
-	Bond 2.100% issued in 2014 and maturing in June 2019 (USD 1,000 million);
-	Bond USD 3-month Libor + 35 basis points issued in 2014 and maturing in June 2019 (USD 250 million);
-	Bond 3.750% issued in 2014 and maturing in June 2019 (AUD 100 million).

The Group’s financial debt increased by $5,555 million following the first application of IFRS 16 as at January 1, 2019. Impact on net debt included a sub-lease financial asset of $50 million and resulted in an increase of $5,505 million.